Financial Investments - Equity instruments measured at fair value through other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	$ 1,696	$ 1,770
Dividends recognised for equity instruments held at year end	54	44
Investments required by central institutions
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	690	766
Dividends recognised for equity instruments held at year end	24	17
Business facilitation
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	954	954
Dividends recognised for equity instruments held at year end	28	24
Others
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of equity instruments held at year end	52	50
Dividends recognised for equity instruments held at year end	$ 2	$ 3